Convertible debentures, Convertible Debentures (FY) (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jul. 31, 2024	Jul. 31, 2023
Convertible Debentures [Abstract]
Balance beginning period	$ 881,544
Accretion	168,945	$ 2,544
Balance end period	3,870,693		$ 881,544
Related Party [Member]
Convertible Debentures [Abstract]
Balance beginning period	881,544	0	0
Issued	3,468,133		920,000
Fair value of embedded derivative	(65,750)		(73,550)
Transaction costs			(36,484)
Accretion	168,945		52,552
Interest	76,601		19,026
Balance end period	3,870,693		881,544	$ 0
DevvStream Holdings, Inc. [Member]
Convertible Debentures [Abstract]
Balance beginning period	881,544	0	0
Accretion			52,554	0
Balance end period			881,544	0
DevvStream Holdings, Inc. [Member] | Related Party [Member] | Envviron SAS [Member]
Convertible Debentures [Abstract]
Balance beginning period	$ 881,544	$ 0	0
Issued			920,000
Fair value of embedded derivative			(73,550)
Transaction costs			(36,484)
Accretion			52,552
Interest			19,026
Balance end period			$ 881,544	$ 0